Statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	R$ 75,898	R$ 49,850
Financial assets	902,289	413,374
Trade accounts receivable	276,626	167,102
Recoverable taxes	22,648	35,094
Other assets	22,509	33,084
Total current assets	1,299,970	698,504
Non-current assets
Financial assets	2,073
Trade accounts receivable	11,485	3,280
Recoverable taxes	5,166
Deferred taxes	3,357	4,449
Other assets	26,338	17,536
Total long-term assets	48,419	25,265
Property, plant and equipment	82,201	74,273
Intangible	1,009,314	849,634
Right-of-use	124,039
Non current assets excluding long term assets	1,215,554	923,907
Total non-current assets	1,263,973	949,172
Total assets	2,563,943	1,647,676
Current liabilities
Suppliers	24,007	13,623
Loans and financing	41,245	40,720
Lease payable	47,478
Labor liabilities	51,080	43,801
Taxes and contributions payable	23,127	13,455
Income tax and social contribution	3,823	1,206
Accounts payable from acquisition of subsidiaries	43,432	57,099
Deferred revenue	36,360	40,053
Dividends payable	9,719	2,764
Other liabilities	89,576	7,979
Total current liabilities	369,847	220,700
Non-current liabilities
Loans and financing - long-term	168,937	209,261
Lease payable	78,604
Labor liabilities	1,977
Accounts payable from acquisition of subsidiaries	39,637	55,388
Deferred taxes	84,206	72,635
Deferred revenue	6,434	19,195
Provision for contingencies	19,588	10,960
Other liabilities	4,869	2,328
Total non-current liabilities	404,252	369,767
Total liabilities	774,099	590,467
Shareholders' equity
Capital	645,447	488,467
Capital reserves	1,165,605	518,252
Treasury shares	(225,954)	(148,373)
Profit reserves	200,596	179,457
Additional dividends proposed	10,281	22,236
Other comprehensive income (loss)	(6,131)	(2,830)
Total shareholders' equity	1,789,844	1,057,209
Total liabilities and shareholders' equity	R$ 2,563,943	R$ 1,647,676